DEFERRED TAX ASSETS AND LIABILITIES (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of deferred tax assets and liabilities [Abstract]
Deferred tax asset decrease due to decrease in provision	$ 2,067
Deferred tax liability decreased	2,234
Increased in unrecognised deferred tax assets	$ 19,329